RELATED PARTY TRANSACTIONS (Schedule of Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS [abstract]
Salaries and benefits	$ 8,450	$ 11,532
Directors fees	830	934
Consulting fees	66	69
Share-based payments	4,874	7,042
Key management personnel compensation	$ 14,220	$ 19,577